iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.4%
Axon Enterprise, Inc.
(a)
..................... 4,608 $ 2,981,192
Howmet Aerospace, Inc. .................... 24,917 2,949,674
5,930,866
a
Air Freight & Logistics  — 0.1%
CH Robinson Worldwide, Inc. ................ 7,466 788,260
Expeditors International of Washington, Inc. ....... 9,011 1,096,098
1,884,358
a
Banks  — 1.6%
Huntington Bancshares, Inc. ................. 93,229 1,679,054
KeyCorp ............................... 60,273 1,174,118
M&T Bank Corp. ......................... 10,689 2,351,473
PNC Financial Services Group, Inc. (The) ........ 25,515 5,478,581
Regions Financial Corp. .................... 58,819 1,603,406
Truist Financial Corp. ...................... 85,957 4,098,430
U.S. Bancorp ........................... 100,166 5,337,846
21,722,908
a
Beverages  — 0.2%
Keurig Dr Pepper, Inc. ..................... 74,002 2,416,165
a
Biotechnology  — 1.6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 8,240 2,085,297
Biogen, Inc.
(a)
........................... 9,312 1,495,787
BioMarin Pharmaceutical, Inc.
(a)
............... 12,163 803,123
Exact Sciences Corp.
(a)(b)
.................... 11,860 736,269
Incyte Corp.
(a)
........................... 10,407 776,258
Moderna, Inc.
(a)
.......................... 20,823 896,638
Neurocrine Biosciences, Inc.
(a)
................ 6,522 826,663
Regeneron Pharmaceuticals, Inc.
(a)
............. 6,959 5,220,781
United Therapeutics Corp.
(a)
.................. 2,722 1,008,474
Vertex Pharmaceuticals, Inc.
(a)
................ 16,567 7,755,510
21,604,800
a
Broadline Retail  — 0.6%
eBay, Inc. .............................. 31,388 1,986,546
MercadoLibre, Inc.
(a)
....................... 2,928 5,812,578
7,799,124
a
Building Products  — 1.1%
A O Smith Corp. ......................... 7,735 576,180
Allegion PLC ............................ 5,554 782,225
Builders FirstSource, Inc.
(a)
.................. 7,475 1,393,863
Carlisle Companies, Inc. .................... 2,968 1,355,486
Fortune Brands Innovations, Inc. .............. 8,079 632,586
Lennox International, Inc. ................... 2,045 1,364,281
Masco Corp. ............................ 14,107 1,136,460
Owens Corning .......................... 5,547 1,140,574
Trane Technologies PLC .................... 14,485 6,028,947
14,410,602
a
Capital Markets  — 5.3%
Ameriprise Financial, Inc. ................... 6,303 3,617,733
Ares Management Corp., Class A .............. 12,094 2,137,373
Bank of New York Mellon Corp. (The) ........... 47,368 3,878,018
BlackRock, Inc.
(c)
......................... 9,508 9,724,782
Carlyle Group, Inc. (The) .................... 14,918 794,085
Cboe Global Markets, Inc. ................... 6,715 1,449,433
Charles Schwab Corp. (The) ................. 102,739 8,502,680
CME Group, Inc., Class A ................... 23,114 5,501,132
FactSet Research Systems, Inc. ............... 2,433 1,193,800
Franklin Resources, Inc. .................... 18,176 413,686
Intercontinental Exchange, Inc. ............... 36,853 5,931,859
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 4,809 $ 1,563,646
MarketAxess Holdings, Inc. .................. 2,421 626,288
Moody's Corp. ........................... 10,525 5,262,290
Nasdaq, Inc. ............................ 27,632 2,293,180
Northern Trust Corp. ....................... 12,943 1,438,744
Raymond James Financial, Inc. ............... 12,597 2,132,420
S&P Global, Inc. ......................... 20,553 10,739,148
State Street Corp. ........................ 18,884 1,860,263
T Rowe Price Group, Inc. ................... 14,223 1,761,376
70,821,936
a
Chemicals  — 2.3%
Air Products and Chemicals, Inc. .............. 14,270 4,770,889
CF Industries Holdings, Inc. .................. 11,709 1,049,829
International Flavors & Fragrances, Inc. .......... 16,309 1,489,990
Linde PLC ............................. 30,650 14,129,343
Mosaic Co. (The) ......................... 20,595 544,944
PPG Industries, Inc. ....................... 14,959 1,860,451
RPM International, Inc. ..................... 8,239 1,143,408
Sherwin-Williams Co. (The) .................. 15,384 6,113,602
Westlake Corp. .......................... 2,477 318,047
31,420,503
a
Commercial Services & Supplies  — 1.8%
Cintas Corp. ............................ 23,297 5,260,230
Copart, Inc.
(a)
........................... 55,648 3,527,527
Republic Services, Inc. ..................... 14,087 3,075,192
Rollins, Inc. ............................. 18,538 933,017
Veralto Corp. ............................ 15,888 1,718,923
Waste Connections, Inc. .................... 16,577 3,190,575
Waste Management, Inc. .................... 25,760 5,878,947
23,584,411
a
Communications Equipment  — 1.0%
Arista Networks, Inc.
(a)
..................... 17,140 6,955,755
F5, Inc.
(a)
.............................. 3,733 934,556
Juniper Networks, Inc. ..................... 21,128 758,918
Motorola Solutions, Inc. .................... 10,709 5,351,287
14,000,516
a
Construction & Engineering  — 0.4%
EMCOR Group, Inc. ....................... 3,004 1,532,400
Quanta Services, Inc. ...................... 9,457 3,258,126
4,790,526
a
Construction Materials  — 0.7%
CRH PLC .............................. 43,945 4,494,255
Martin Marietta Materials, Inc. ................ 3,923 2,353,800
Vulcan Materials Co. ...................... 8,489 2,445,936
9,293,991
a
Consumer Finance  — 1.6%
Ally Financial, Inc. ........................ 17,505 699,850
American Express Co. ..................... 36,506 11,122,648
Capital One Financial Corp. .................. 24,511 4,706,357
Discover Financial Services .................. 16,120 2,940,772
Synchrony Financial ....................... 25,276 1,706,635
21,176,262
a
Consumer Staples Distribution & Retail  — 0.4%
Dollar General Corp. ...................... 14,054 1,085,952
Target Corp. ............................ 29,613 3,918,096
Walgreens Boots Alliance, Inc. ................ 46,889 422,939
5,426,987
a

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Containers & Packaging  — 0.3%
Avery Dennison Corp. ...................... 5,130 $ 1,056,523
Ball Corp. .............................. 19,485 1,211,188
Crown Holdings, Inc. ...................... 7,749 713,605
International Paper Co. ..................... 21,183 1,246,196
4,227,512
a
Distributors  — 0.2%
Genuine Parts Co. ........................ 8,898 1,127,644
LKQ Corp. ............................. 17,108 672,173
Pool Corp. ............................. 2,461 928,018
2,727,835
a
Diversified REITs  — 0.1%
WP Carey, Inc. .......................... 13,957 796,386
a
Diversified Telecommunication Services  — 0.9%
Verizon Communications, Inc. ................ 270,201 11,980,712
a
Electrical Equipment  — 1.7%
AMETEK, Inc. ........................... 14,887 2,893,735
Eaton Corp. PLC ......................... 25,539 9,587,851
GE Vernova, Inc.
(a)
........................ 17,639 5,893,543
Hubbell, Inc. ............................ 3,428 1,577,188
Rockwell Automation, Inc. ................... 7,277 2,147,734
22,100,051
a
Electronic Equipment, Instruments & Components  — 1.3%
Amphenol Corp., Class A ................... 77,301 5,615,917
CDW Corp. ............................. 8,614 1,515,461
Corning, Inc. ............................ 52,016 2,531,619
Jabil, Inc. .............................. 7,254 985,311
Keysight Technologies, Inc.
(a)
................. 11,183 1,910,504
TE Connectivity PLC ...................... 19,508 2,948,049
Trimble, Inc.
(a)
........................... 15,642 1,141,397
Zebra Technologies Corp., Class A
(a)
............ 3,311 1,347,577
17,995,835
a
Entertainment  — 0.5%
Electronic Arts, Inc. ....................... 16,068 2,629,849
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 13,541 1,196,483
Live Nation Entertainment, Inc.
(a)
.............. 10,387 1,436,003
Warner Bros Discovery, Inc., Series A
(a)
.......... 148,835 1,559,791
6,822,126
a
Financial Services  — 6.5%
Apollo Global Management, Inc. ............... 25,590 4,479,018
Fidelity National Information Services, Inc. ........ 35,019 2,987,121
Fiserv, Inc.
(a)
............................ 36,955 8,165,577
Global Payments, Inc. ..................... 16,270 1,935,479
Jack Henry & Associates, Inc. ................ 4,662 821,351
Mastercard, Inc., Class A .................... 52,958 28,223,436
PayPal Holdings, Inc.
(a)
..................... 62,341 5,409,329
Toast, Inc., Class A
(a)
...................... 25,152 1,095,118
Visa, Inc., Class A ........................ 107,223 33,783,823
86,900,252
a
Food Products  — 0.6%
Conagra Brands, Inc. ...................... 30,484 839,834
General Mills, Inc. ........................ 35,696 2,365,217
Hormel Foods Corp. ....................... 19,240 623,953
J M Smucker Co. (The) ..................... 6,799 800,854
Kellanova .............................. 17,700 1,438,833
Lamb Weston Holdings, Inc. ................. 9,219 712,076
McCormick & Co., Inc., NVS ................. 16,129 1,264,675
Security Shares Value
a
Food Products (continued)
The Campbell's Company ................... 12,416 $ 573,619
8,619,061
a
Ground Transportation  — 0.4%
JB Hunt Transport Services, Inc. .............. 5,256 993,962
Knight-Swift Transportation Holdings, Inc., Class A .. 10,406 617,700
Old Dominion Freight Line, Inc. ............... 12,380 2,787,233
U-Haul Holding Co., Series N, NVS ............. 6,126 382,508
4,781,403
a
Health Care Equipment & Supplies  — 2.0%
Align Technology, Inc.
(a)
..................... 4,553 1,059,802
Dexcom, Inc.
(a)
.......................... 25,722 2,006,059
Edwards Lifesciences Corp.
(a)
................ 38,709 2,761,887
GE HealthCare Technologies, Inc. ............. 29,312 2,439,345
Hologic, Inc.
(a)
........................... 14,924 1,186,458
IDEXX Laboratories, Inc.
(a)
................... 5,266 2,220,935
Insulet Corp.
(a)
........................... 4,481 1,195,441
ResMed, Inc. ........................... 9,443 2,351,496
STERIS PLC ............................ 6,317 1,383,802
Stryker Corp. ........................... 22,014 8,632,790
Teleflex, Inc.
(b)
........................... 3,030 584,335
Zimmer Biomet Holdings, Inc. ................ 13,136 1,472,546
27,294,896
a
Health Care Providers & Services  — 1.2%
DaVita, Inc.
(a)(b)
.......................... 2,962 492,195
Elevance Health, Inc. ...................... 14,884 6,057,193
HCA Healthcare, Inc. ...................... 12,424 4,065,381
Henry Schein, Inc.
(a)
....................... 8,195 631,425
Humana, Inc. ........................... 7,711 2,285,386
Molina Healthcare, Inc.
(a)
.................... 3,753 1,118,019
Quest Diagnostics, Inc. ..................... 7,118 1,157,814
15,807,413
a
Health Care REITs  — 0.7%
Alexandria Real Estate Equities, Inc. ............ 10,108 1,114,205
Healthpeak Properties, Inc. .................. 45,148 992,804
Ventas, Inc. ............................ 26,622 1,705,672
Welltower, Inc. ........................... 39,700 5,485,746
9,298,427
a
Health Care Technology  — 0.2%
Veeva Systems, Inc., Class A
(a)
............... 9,884 2,252,069
a
Hotel & Resort REITs  — 0.1%
Host Hotels & Resorts, Inc. .................. 45,083 830,429
a
Hotels, Restaurants & Leisure  — 2.1%
Booking Holdings, Inc. ..................... 2,152 11,194,661
Darden Restaurants, Inc. ................... 7,610 1,341,415
Domino's Pizza, Inc. ....................... 2,221 1,057,618
DoorDash, Inc., Class A
(a)
................... 19,751 3,564,660
Hilton Worldwide Holdings, Inc. ............... 15,818 4,008,914
Hyatt Hotels Corp., Class A .................. 2,899 457,868
Royal Caribbean Cruises Ltd. ................ 15,697 3,831,010
Yum! Brands, Inc. ........................ 18,020 2,503,699
27,959,845
a
Household Durables  — 0.7%
DR Horton, Inc. .......................... 18,890 3,188,254
Garmin Ltd. ............................. 9,827 2,089,220
NVR, Inc.
(a)
............................. 198 1,828,645
PulteGroup, Inc. ......................... 13,392 1,811,536
8,917,655
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Household Products  — 0.2%
Church & Dwight Co., Inc. ................... 15,746 $ 1,734,107
Clorox Co. (The) ......................... 7,938 1,326,996
3,061,103
a
Industrial REITs  — 0.5%
Prologis, Inc. ............................ 59,432 6,940,469
a
Insurance  — 4.6%
Aflac, Inc. .............................. 34,150 3,893,100
American International Group, Inc. ............. 41,334 3,177,758
Aon PLC, Class A ........................ 12,550 4,913,827
Arch Capital Group Ltd. .................... 24,138 2,431,179
Arthur J Gallagher & Co. .................... 14,064 4,391,343
Assurant, Inc. ........................... 3,288 746,705
Brown & Brown, Inc. ....................... 15,508 1,753,955
Chubb Ltd. ............................. 24,672 7,123,547
Cincinnati Financial Corp. ................... 10,029 1,602,935
Everest Group Ltd. ........................ 2,761 1,070,053
Hartford Financial Services Group, Inc. (The) ...... 18,858 2,325,380
Marsh & McLennan Companies, Inc. ............ 31,565 7,361,905
Principal Financial Group, Inc. ................ 15,011 1,307,308
Progressive Corp. (The) .................... 37,593 10,108,006
Prudential Financial, Inc. .................... 22,941 2,968,795
Travelers Companies, Inc. (The) ............... 14,630 3,892,165
Willis Towers Watson PLC ................... 6,547 2,108,134
61,176,095
a
IT Services  — 1.4%
Akamai Technologies, Inc.
(a)
.................. 9,765 918,105
Cloudflare, Inc., Class A
(a)
................... 19,533 1,949,979
Cognizant Technology Solutions Corp., Class A ..... 31,785 2,558,375
EPAM Systems, Inc.
(a)
...................... 3,655 891,528
Gartner, Inc.
(a)
........................... 4,946 2,561,682
GoDaddy, Inc., Class A
(a)
.................... 9,062 1,790,379
MongoDB, Inc., Class A
(a)
................... 4,742 1,529,248
Okta, Inc., Class A
(a)
....................... 10,312 799,799
Snowflake, Inc., Class A
(a)
................... 19,364 3,384,827
Twilio, Inc., Class A
(a)
...................... 9,793 1,023,760
VeriSign, Inc.
(a)
.......................... 5,690 1,065,054
18,472,736
a
Life Sciences Tools & Services  — 1.8%
Agilent Technologies, Inc. ................... 18,443 2,544,581
Avantor, Inc.
(a)(b)
.......................... 43,789 922,196
Bio-Rad Laboratories, Inc., Class A
(a)
............ 1,273 433,495
Bio-Techne Corp. ......................... 10,089 760,307
Charles River Laboratories International, Inc.
(a)
..... 3,324 661,675
Danaher Corp. .......................... 41,722 10,000,346
Illumina, Inc.
(a)
........................... 10,203 1,470,763
IQVIA Holdings, Inc.
(a)
...................... 11,701 2,350,029
Mettler-Toledo International, Inc.
(a)
............. 1,374 1,719,149
Revvity, Inc. ............................ 7,859 912,744
Waters Corp.
(a)
.......................... 3,815 1,467,707
West Pharmaceutical Services, Inc. ............ 4,646 1,513,109
24,756,101
a
Machinery  — 3.4%
CNH Industrial N.V. ....................... 56,601 710,909
Cummins, Inc. ........................... 8,797 3,299,227
Deere & Co. ............................ 16,684 7,773,076
Dover Corp. ............................ 8,823 1,816,656
Fortive Corp. ............................ 22,489 1,784,052
IDEX Corp. ............................. 4,837 1,115,557
Illinois Tool Works, Inc. ..................... 19,044 5,285,091
Ingersoll Rand, Inc. ....................... 25,807 2,688,315
Nordson Corp. ........................... 3,492 911,377
Security Shares Value
a
Machinery (continued)
Otis Worldwide Corp. ...................... 25,711 $ 2,647,719
PACCAR, Inc. ........................... 33,649 3,936,933
Parker-Hannifin Corp. ...................... 8,259 5,805,251
Pentair PLC ............................ 10,650 1,160,743
Snap-on, Inc. ........................... 3,405 1,258,794
Stanley Black & Decker, Inc. ................. 9,804 876,968
Toro Co. (The) ........................... 6,689 582,478
Westinghouse Air Brake Technologies Corp. ....... 11,297 2,266,404
Xylem, Inc. ............................. 15,614 1,979,075
45,898,625
a
Media  — 1.1%
Charter Communications, Inc., Class A
(a)(b)
........ 5,955 2,363,926
Comcast Corp., Class A .................... 247,962 10,709,479
Interpublic Group of Companies, Inc. (The) ....... 24,049 740,950
Omnicom Group, Inc. ...................... 12,582 1,318,845
15,133,200
a
Metals & Mining  — 0.4%
Newmont Corp. .......................... 73,718 3,091,733
Reliance, Inc. ........................... 3,531 1,134,299
Steel Dynamics, Inc. ....................... 9,409 1,366,845
5,592,877
a
Mortgage REITs  — 0.1%
Annaly Capital Management, Inc. .............. 34,547 688,522
a
Office REITs  — 0.1%
BXP, Inc. .............................. 9,688 794,319
a
Personal Care Products  — 0.3%
Estee Lauder Companies, Inc. (The), Class A ...... 14,953 1,078,411
Kenvue, Inc. ............................ 122,977 2,961,286
4,039,697
a
Pharmaceuticals  — 0.5%
Catalent, Inc.
(a)
.......................... 11,568 706,920
Royalty Pharma PLC, Class A ................ 24,553 654,583
Zoetis, Inc., Class A ....................... 29,102 5,100,126
6,461,629
a
Professional Services  — 1.6%
Automatic Data Processing, Inc. ............... 26,178 8,034,814
Booz Allen Hamilton Holding Corp., Class A ....... 8,291 1,228,560
Broadridge Financial Solutions, Inc. ............ 7,503 1,770,858
Dayforce, Inc.
(a)(b)
......................... 10,073 805,739
Equifax, Inc. ............................ 7,942 2,077,309
Paychex, Inc. ........................... 20,818 3,045,049
Paycom Software, Inc. ..................... 3,318 769,511
TransUnion ............................. 12,492 1,267,938
Verisk Analytics, Inc. ....................... 9,142 2,689,668
21,689,446
a
Real Estate Management & Development  — 0.4%
CBRE Group, Inc., Class A
(a)
................. 19,626 2,747,444
CoStar Group, Inc.
(a)
....................... 26,305 2,139,649
4,887,093
a
Residential REITs  — 0.4%
American Homes 4 Rent, Class A .............. 21,227 812,782
AvalonBay Communities, Inc. ................ 9,115 2,145,215
Equity Residential ........................ 21,805 1,671,571
Invitation Homes, Inc. ...................... 37,355 1,279,409
5,908,977
a

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Retail REITs  — 0.4%
Kimco Realty Corp. ....................... 43,046 $ 1,100,686
Regency Centers Corp. .................... 11,243 849,858
Simon Property Group, Inc. .................. 20,928 3,842,381
5,792,925
a
Semiconductors & Semiconductor Equipment  — 27.1%
Advanced Micro Devices, Inc.
(a)
............... 103,887 14,250,699
Analog Devices, Inc. ....................... 31,869 6,949,036
Applied Materials, Inc. ..................... 52,906 9,243,207
Broadcom, Inc. .......................... 284,806 46,161,357
Enphase Energy, Inc.
(a)(b)
.................... 8,721 622,243
Entegris, Inc.
(b)
.......................... 9,692 1,023,766
First Solar, Inc.
(a)
......................... 6,528 1,300,835
Intel Corp. ............................. 274,468 6,600,955
KLA Corp. .............................. 8,610 5,570,928
Lam Research Corp. ...................... 83,195 6,146,447
Marvell Technology, Inc. .................... 55,600 5,153,564
Microchip Technology, Inc. ................... 34,437 2,347,570
Micron Technology, Inc. ..................... 71,168 6,970,906
Monolithic Power Systems, Inc. ............... 3,136 1,780,119
NVIDIA Corp. ........................... 1,574,533 217,679,187
NXP Semiconductors NV ................... 16,323 3,744,007
ON Semiconductor Corp.
(a)
.................. 27,506 1,956,227
Qorvo, Inc.
(a)
............................ 6,027 416,164
QUALCOMM, Inc. ........................ 71,506 11,335,846
Skyworks Solutions, Inc. .................... 10,320 903,929
Teradyne, Inc. ........................... 10,474 1,152,140
Texas Instruments, Inc. ..................... 58,607 11,781,765
363,090,897
a
Software  — 7.8%
Adobe, Inc.
(a)
............................ 28,256 14,578,118
ANSYS, Inc.
(a)
........................... 5,609 1,969,320
Aspen Technology, Inc.
(a)
.................... 1,858 464,500
Atlassian Corp., Class A
(a)
................... 10,272 2,707,494
Autodesk, Inc.
(a)
.......................... 13,792 4,025,885
Bentley Systems, Inc., Class B ................ 10,325 511,087
Cadence Design Systems, Inc.
(a)
.............. 17,576 5,392,493
Datadog, Inc., Class A
(a)
.................... 18,013 2,751,486
DocuSign, Inc.
(a)(b)
........................ 13,036 1,038,839
Dynatrace, Inc.
(a)
......................... 19,122 1,074,465
Fair Isaac Corp.
(a)
......................... 1,577 3,745,422
Fortinet, Inc.
(a)
........................... 41,733 3,966,722
Gen Digital, Inc. .......................... 35,802 1,104,492
HubSpot, Inc.
(a)
.......................... 3,131 2,257,607
Intuit, Inc. .............................. 17,991 11,545,364
Manhattan Associates, Inc.
(a)
................. 3,946 1,126,346
MicroStrategy, Inc., Class A
(a)(b)
................ 11,746 4,551,223
Nutanix, Inc., Class A
(a)
..................... 16,172 1,055,708
Palo Alto Networks, Inc.
(a)(b)
.................. 20,900 8,105,438
PTC, Inc.
(a)
............................. 7,668 1,534,060
Roper Technologies, Inc. .................... 6,881 3,897,674
Samsara, Inc., Class A
(a)
.................... 14,022 750,037
ServiceNow, Inc.
(a)
........................ 13,223 13,876,745
Synopsys, Inc.
(a)
......................... 9,860 5,506,711
Tyler Technologies, Inc.
(a)
................... 2,739 1,723,297
Workday, Inc., Class A
(a)
.................... 13,672 3,417,863
Zscaler, Inc.
(a)
........................... 5,873 1,213,303
103,891,699
a
Specialized REITs  — 2.0%
American Tower Corp. ..................... 29,981 6,266,029
Crown Castle, Inc. ........................ 27,894 2,963,738
Digital Realty Trust, Inc. .................... 21,016 4,112,621
Equinix, Inc. ............................ 6,094 5,981,139
Security Shares Value
a
Specialized REITs (continued)
Iron Mountain, Inc. ........................ 18,848 $ 2,330,932
Public Storage ........................... 10,088 3,511,128
SBA Communications Corp., Class A ............ 6,911 1,563,614
26,729,201
a
Specialty Retail  — 5.0%
AutoZone, Inc.
(a)
......................... 1,097 3,476,985
Best Buy Co., Inc. ........................ 13,090 1,178,100
CarMax, Inc.
(a)(b)
.......................... 9,919 832,898
Carvana Co., Class A
(a)
..................... 7,314 1,904,712
Dick's Sporting Goods, Inc. .................. 3,713 769,482
Home Depot, Inc. (The) .................... 63,758 27,360,471
Lowe's Companies, Inc. .................... 36,403 9,917,269
O'Reilly Automotive, Inc.
(a)
................... 3,723 4,628,508
Ross Stores, Inc. ......................... 21,253 3,291,452
TJX Companies, Inc. (The) .................. 72,396 9,099,453
Tractor Supply Co. ........................ 6,928 1,965,266
Ulta Beauty, Inc.
(a)(b)
....................... 3,034 1,173,066
Williams-Sonoma, Inc. ..................... 8,109 1,394,910
66,992,572
a
Technology Hardware, Storage & Peripherals  — 0.6%
Hewlett Packard Enterprise Co. ............... 83,187 1,765,228
NetApp, Inc. ............................ 13,089 1,605,235
Pure Storage, Inc., Class A
(a)
................. 20,064 1,063,191
Seagate Technology Holdings PLC ............. 13,511 1,369,070
Western Digital Corp.
(a)
..................... 22,188 1,619,502
7,422,226
a
Textiles, Apparel & Luxury Goods  — 0.3%
Deckers Outdoor Corp.
(a)
.................... 9,776 1,915,705
Lululemon Athletica, Inc.
(a)
................... 7,175 2,300,736
4,216,441
a
Trading Companies & Distributors  — 1.1%
Fastenal Co. ............................ 36,789 3,074,089
Ferguson Enterprises, Inc. ................... 12,871 2,779,235
United Rentals, Inc. ....................... 4,241 3,672,706
Watsco, Inc. ............................ 2,233 1,231,723
WW Grainger, Inc. ........................ 2,821 3,400,264
14,158,017
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ............... 12,462 1,706,546
a
Total Long-Term Investments — 99.8%
(Cost: $1,014,855,575) ............................... 1,335,097,275
a
Short-Term Securities
Money Market Funds  —  1.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.79%
(c)(d)(e)
...................... 12,151,848 12,157,924
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.62%
(c)(d)
............................ 1,837,021 1,837,021
a
Total Short-Term Securities — 1.0%
(Cost: $13,994,321) ................................. 13,994,945
Total Investments — 100.8%
(Cost: $1,028,849,896) ............................... 1,349,092,220
Liabilities in Excess of Other Assets — (0.8)% ............... (11,108,802)
Net Assets — 100.0% ................................. $ 1,337,983,418

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 9,738,373  $ 2,421,255
(a)
$ —  $ 402  $ (2,106) $ 12,157,924  12,151,848  $ 4,601
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,860,375  —  (23,354)
(a)
—  —  1,837,021  1,837,021  23,237  —
BlackRock, Inc. .. 7,774,504  945,146  (49,970) 11,586  1,043,516  9,724,782  9,508  44,151  —
$ 11,988  $ 1,041,410
$ 23,719,727
$ 71,989  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 5 12/20/24 $ 1,513 $ 63,249
E-Mini Technology Select Sector Index ....................................................... 4 12/20/24 944 6,059
$ 69,308

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Advanced MSCI USA ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,335,097,275  $ —  $ —  $ 1,335,097,275
Short-Term Securities
Money Market Funds ...................................... 13,994,945  —  —  13,994,945
$ 1,349,092,220  $ —  $ —  $ 1,349,092,220
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 69,308  $ —  $ —  $ 69,308
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)